Cover	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	001-36863
Entity Registrant Name	Cable One, Inc.
Entity Central Index Key	0001632127
Entity Tax Identification Number	13-3060083
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 E. Earll Drive
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85012
City Area Code	(602)
Local Phone Number	364-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CABO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable